Income Taxes (Expiry Schedule of Net Operating Loss Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Income Tax Disclosure [Abstract]
2021	¥ 12,549
2022	5,656
2023	8,847
2024	16,888
2025	10,882
Thereafter	90,681
Indefinite period	26,222
Total	¥ 171,725